EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	6 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 7.77	$ 7.77
Warrants Outstanding	3,545,000	3,545,000
Weighted Average Remaining Contractual Life (Years)	3 years 11 months 8 days
Warrants Exercisable	3,545,000
Warrants Exercisable, Weighted Average Exercise Price	$ 7.77
Warrant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	5.00
Warrant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	8.00
Warrants, exercise price at 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 5.00
Warrants Outstanding	270,000
Weighted Average Remaining Contractual Life (Years)	1 year 9 months
Warrants Exercisable	270,000
Warrants Exercisable, Weighted Average Exercise Price	$ 5.00
Warrants, exercise price at 8.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 8.00
Warrants Outstanding	3,275,000
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 13 days
Warrants Exercisable	3,275,000
Warrants Exercisable, Weighted Average Exercise Price	$ 8.00